Investment Objectives and Goals	Jun. 30, 2026
Principal Equity Premium Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Principal Equity Premium Income ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and the potential for capital appreciation.
Principal Finisterre Emerging Markets Diversified Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Principal Finisterre Emerging Markets Diversified Income ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and the potential for capital appreciation.